ACQUISITION	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
ACQUISITION

NOTE 8. ACQUISITIONS

Flint Acquisition

On May 14, 2012, we acquired the outstanding common shares of Flint for C$25.00 per share in cash, or C$1.24 billion (US$1.24 billion based on the exchange rate on the date of acquisition) and paid $110.3 million of Flint's debt prior to the closing of the transaction in exchange for a promissory note from Flint. On the date of acquisition, Flint had outstanding Canadian senior notes with a face value of C$175.0 million (US$175.0 million), in addition to $31.6 million of other indebtedness. Flint provides construction and maintenance services to clients in the oil and gas industry. This acquisition expanded our presence in the oil and gas market sector, most notably in the North American unconventional oil and gas segments of this market. Flint joined URS as our new Oil & Gas Division and, at the date of acquisition, had approximately 11,000 employees with a network of approximately 80 office locations in North America. Our condensed consolidated financial statements include the operating results of Flint after the date of acquisition, which are included as the results of our Oil & Gas Division.

The following table presents a preliminary allocation of Flint's identifiable assets acquired and liabilities assumed based on the estimates of their fair values as of the acquisition date. These estimates are subject to revision, which may result in adjustments to the values presented below. We expect to finalize these amounts within 12 months from the acquisition date. We do not expect any adjustments to be material.

Preliminary allocation of purchase price:

(In millions)
Identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	$4
Trade and other receivables	544
Inventory	61
Other current assets	32
Investments in and advances to unconsolidated joint ventures	147
Property and equipment	420
Other long-term assets	10
Identifiable intangible assets:
Customer relationships, contracts and backlog	159
Trade names	94
Other	13
Total amount allocated to identifiable intangible assets	266
Current liabilities	(244)
Net deferred tax liabilities	(77)
Long-term debt	(236)
Other long-term liabilities	(31)
Total identifiable net assets acquired	896
Goodwill	456
Total purchase price	$1,352

Intangible assets.  Intangible assets include customer relationships, contracts and backlog, trade name and other intangible assets associated with the Flint acquisition. For the year ended December 28, 2012, we recorded $34.1 million of amortization of intangible assets.

Customer relationships represent existing contracts and the underlying customer relationships and backlog. Customer relationships have estimated useful lives ranging from one to 13 years and are amortized based on the period over which the economic benefits of the intangible assets are expected to be realized.

Trade names represent the fair values of the acquired trade names and trademarks. The estimated useful lives of the trade names are 40 years. Other intangible assets represent the fair values of the existing non-compete agreements, supply contract agreement, and patents, which have estimated useful lives ranging from one to 13 years. We amortize the fair values of these intangible assets based on the period over which the economic benefits of the intangible assets are expected to be realized.

Goodwill.  Goodwill represents the excess of the purchase price over the fair value of the underlying net tangible and intangible assets. The factors that contributed to the recognition of goodwill from the acquisition of Flint include acquiring a workforce with capabilities in the Oil & Gas market and cost savings opportunities. This acquisition generated $456 million of goodwill, which is included in our Oil & Gas Division. None of the total acquired goodwill is expected to be tax deductible.

Investments in and advances to unconsolidated joint ventures.  As a result of the Flint acquisition, we hold a 50% voting and economic interest in a joint venture which provides operations, maintenance, asset management and project management services to the Canadian energy sector. The fair value of our investment in this joint venture at the acquisition date was higher than the underlying equity interest. This difference of $128.5 million includes $38.0 million representing intangible assets, and the remaining amount representing goodwill. The intangible assets are being amortized, as a reduction to earnings against the equity in income of this unconsolidated joint venture, over a period ranging from three to 40 years. For the year ended December 28, 2012, amortization of these intangible assets was $5.9 million.

Acquisition-related expenses. In connection with the acquisition of Flint, we recognized $16.1 million for the year ended December 28, 2012 in “Acquisition-related expenses” on our Consolidated Statements of Operations.

The acquisition-related expenses consisted of investment banking, legal, tax and accounting fees, and other external costs directly related to the acquisition.

Flint's revenues and operating income included in the Consolidated Statement of Operations for the year ended December 28, 2012 from the May 14, 2012 acquisition date to the end of the year amounted to $1.5 billion and $61.2 million, respectively.

Pro forma results. The unaudited financial information in the table below summarizes the combined results of the operations of URS Corporation and Flint for the years ended December 28, 2012 and December 30, 2011, on a pro forma basis, as though the companies had been combined as of January 1, 2011, the beginning of the first period presented. The pro forma financial information includes the accounting effects of the business combination, including adjustments to the amortization of intangible assets, depreciation of property, plant and equipment, interest expense, adjustments to conform to U.S. GAAP, new compensation agreements, and foreign currency gains or losses arising from internal financing arrangements. The pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at January 1, 2011 nor should it be taken as indicative of our future consolidated results of operations.

	Year Ended
(In millions, except per share data)	December 28, 2012	December 30, 2011

Revenues	$11,785.8	$11,128.7
Net income (loss) including noncontrolling interests	$409.1	$(429.8)
Net income (loss) attributable to URS	$292.9	$(558.3)
Earnings (loss) per share:
Basic EPS	$3.94	$(7.22)
Diluted EPS	$3.93	$(7.22)

These amounts have been calculated to reflect the additional depreciation, amortization, and interest expense that would have been incurred assuming the fair value adjustments and borrowings occurred on January 1, 2011, together with the consequential tax effects. In addition, these amounts exclude costs incurred that are directly attributable to the acquisition and do not have a continuing impact on the combined companies operating results. Included in these costs are severance, advisory and legal costs, net of the consequential tax effects.

The table below shows the material pre-tax, nonrecurring adjustment in the pro forma financial information for the years ended December 28, 2012 and December 30, 2011:

Pre-tax, nonrecurring adjustment (In millions)	Year Ended	Year Ended
	December 28, 2012	December 30, 2011 (1)

Acquisition-related expenses	$27.7	$(27.5)

  Included in the pro forma results for the year ended December 30, 2011 is a nonrecurring adjustment related to URS and Flint acquisition-related expenses. These expenses were included in the fiscal year 2011 pro forma results as if the acquisition occurred at the beginning of that fiscal year.

Apptis Acquisition

On June 1, 2011, we acquired Apptis, for a purchase price of approximately $283 million. Apptis provides IT services to the U.S. federal government. The addition of Apptis expands our capabilities in the federal IT market.

For fiscal year 2011, our consolidated financial statements include the operating results of Apptis, which are included under our Federal Services Division, from the date of acquisition through December 30, 2011. Pro forma results of Apptis have not been presented because the effect of this acquisition is not material to our consolidated financial results.

The following table presents allocations of Apptis' identifiable assets acquired and liabilities assumed based on the estimate of its fair value as of the acquisition date:

Allocation of purchase price:

(In millions)	Apptis
Identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	$18
Trade and other receivables	60
Other current assets	8
Property and equipment	20
Other long-term assets	10
Identifiable intangible assets:
Customer relationships, contracts and backlog	60
Trade name and other	4
Total amount allocated to identifiable intangible assets	64
Current liabilities	(76)
Net deferred tax liabilities	(5)
Long-term liabilities	(16)
Total identifiable net assets acquired	83
Goodwill	200
Total purchase price	$283

Intangible assets.  Intangible assets include customer relationships, contracts and backlog, trade name and other. Customer relationships represent existing contracts and the underlying customer relationships and backlog. We amortize the fair values of these assets based on the period over which the economic benefits of the intangible assets are expected to be realized. Trade name and other intangible assets are amortized using the straight-line method over their estimated useful lives.

Goodwill.  Goodwill represents the excess of the purchase price over the fair value of the underlying net tangible and intangible assets.

The factors that contributed to the recognition of goodwill from the acquisition of Apptis include acquiring a workforce with capabilities in the federal IT market and cost savings opportunities. This acquisition generated $200 million of goodwill, which is included in our Federal Services Division. Of the total acquired goodwill, approximately $64 million is expected to be tax deductible.

Acquisition-related expenses. In connection with this acquisition, we recognized $1.0 million of expenses for the year ended December 30, 2011, in “Acquisition-related expenses” on our Consolidated Statements of Operations. These expenses included legal fees, bank fees, consultation fees, travel expenses, and other miscellaneous direct and incremental administrative expenses associated with this acquisition.